SHAREHOLDERS’ EQUITY	6 Months Ended
Mar. 31, 2026
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 6 － SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company is authorized to issue 45,000,000 Class A Ordinary Shares and 5,000,000 Class B Ordinary Shares at a par value of US$0.24 per share.

Share Redesignation

On December 18, 2025, the Company approved a share redesignation to reclassify the authorized share capital from US$500,000 divided into 2,083,333 shares of a nominal or par value of US$0.24 each to US$500,000 divided into 2,083,333 Ordinary Shares at a par value of US$0.24 each, comprising (i) 1,666,667 Class A ordinary shares at a par value of US$0.24 each and (ii) 416,666 Class B Ordinary Shares at a par value of US$0.24 each.

Every holder of shares in the Company shall have one (1) vote for each Class A Ordinary Share of which he is the holder and twenty-five (25) votes for each Class B Ordinary Share of which he is the holder.

Share-Based Compensation

On June 13, 2025, the Company issued 18,292 ordinary shares at the current market price of US$924.04 per share to certain service providers to settle their agreements for marketing and business development services for their requisite services in a contractual period from June 2025 to May 2026. These share-based service expenses were measured as stock award to these service providers and consultants at the fair value based on the current market price at the date of grant and are recorded as deferred compensation of approximately HK$131.8 million (US$17.0 million) within equity.

For the six months ended March 31, 2026, the Company recognized amortization of deferred compensation of approximately HK$66.0 million (US$ 8.4 million) on a straight-line basis over the vesting period.

As of March 31, 2026, the remaining unrecognized compensation cost was approximately HK$22.0 million (US$2.8 million), which is expected to be recognized over the remaining vesting period ending May 2026.

Investor’s Placements

On November 20, 2025, the Company entered into an Equity Purchase Agreement with Hudson Global Ventures, LLC (the “Investor”) pursuant to which the Company will have the right, but not the obligation to sell to the Investor, and the Investor will have the obligation to purchase from the Company up to US$18,000,000 worth of the Company’s ordinary shares (the “Put Shares”) at the Company’s sole discretion over the next 24 months, subject to certain conditions precedent and other limitations.

During January 2026 to March 2026, the Company issued an aggregate of 37,229 ordinary shares at purchase prices ranging from US$14.4 to US$26.4 per share and received net proceeds of $4,415,490 (US$566,088) from the Offering, after deducting underwriting discounts, commissions and offering-related expenses.

Concurrently with the execution of the Equity Purchase Agreement, the Company agreed to issue 3,127 ordinary shares as commitment shares to the Investor at the price of US$63.50 per share. These commitment shares are considered as offering-related expenses and treated as a reduction to additional paid-in capital.

707 CAYMAN HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED MARCH 31, 2026 AND 2025

Reverse Splits

On March 4, 2026, the Company’s board of directors approved that the authorized, issued, and outstanding ordinary shares of the Company be consolidated on a 20 for 1 ratio. This reverse split became effective on April 13, 2026.

On June 6, 2026, the Company’s board of directors approved that the authorized, issued, and outstanding ordinary shares of the Company be consolidated on a 12 for 1 ratio. This reverse split became effective on July 14, 2026.

As a result of the above reverse splits, the Company’s par value has been adjusted from US$0.001 per share to US$0.24 per share.

Increase in Authorized Capital

On August 5, 2026, the Company’s board of directors approved that the authorized share capital of the Company increased from US$500,000 divided into 2,083,333 shares at par value of US$0.24 per share comprising (a) 1,666,667 Class A ordinary shares at a par value and (b) 416,666 Class B ordinary shares at par value to US$12,000,000 divided into (a) 45,000,000 Class A ordinary shares at a par value of US$0.24 per share and (b) 5,000,000 Class B ordinary shares at par value of US$0.24 per share.

All share numbers and per share amounts have been retroactively adjusted to reflect the effectiveness of Share Redesignation and Reverse Splits for all periods presented.

At the date of this report, the Company has 77,225 Class A Ordinary Shares issued and outstanding, and 32,525 Class B Ordinary Shares issued and outstanding, respectively.